Supplementary Oil And Gas Information (Changes In Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	$ 11,557	$ 8,817	$ 6,017
Sales of oil and gas produced during the period	(2,219)	(3,866)	(3,139)
Discoveries and extensions, net of related costs	613	2,256	1,358
Purchases of proved reserves in place		3,061	16
Sales and transfers of proved reserves in place	(2,278)	(3,222)	(306)
Net change in prices and production costs	(6,360)	4,344	4,594
Revisions to quantity estimates	(3,538)	(302)	(502)
Accretion of discount	1,399	1,018	644
Previously estimated development costs incurred net of change in future development costs	698	529	1,125
Other	(242)	(12)	(54)
Net change in income taxes	2,434	(1,066)	(936)
Balance, end of year	2,064	11,557	8,817
Canada [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	4,476	4,659	3,002
Sales of oil and gas produced during the period	(969)	(2,120)	(1,649)
Discoveries and extensions, net of related costs	109	827	725
Purchases of proved reserves in place		9
Sales and transfers of proved reserves in place	(674)	(1,320)	(304)
Net change in prices and production costs	(3,094)	1,777	2,703
Revisions to quantity estimates	(1,355)	314	(178)
Accretion of discount	565	515	311
Previously estimated development costs incurred net of change in future development costs	435	532	417
Other	(32)	(36)	14
Net change in income taxes	1,176	(681)	(382)
Balance, end of year	637	4,476	4,659
United States [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	7,081	4,158	3,015
Sales of oil and gas produced during the period	(1,250)	(1,746)	(1,490)
Discoveries and extensions, net of related costs	504	1,429	633
Purchases of proved reserves in place		3,052	16
Sales and transfers of proved reserves in place	(1,604)	(1,902)	(2)
Net change in prices and production costs	(3,266)	2,567	1,891
Revisions to quantity estimates	(2,183)	(616)	(324)
Accretion of discount	834	503	333
Previously estimated development costs incurred net of change in future development costs	263	(3)	708
Other	(210)	24	(68)
Net change in income taxes	1,258	(385)	(554)
Balance, end of year	$ 1,427	$ 7,081	$ 4,158